Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Disaggregation of Group's Revenue from Contracts with Customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	31.12.2018
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	4,934,435	—	4,934,435
Medium-duty engines	5,537,164	—	5,537,164
Light-duty engines	2,481,554	—	2,481,554
Other products and services (i)	3,213,237	—	3,213,237
Revenue from hospitality operations	44,077	52,781	96,858

Total revenue from contracts with customers	16,210,467	52,781	16,263,248

Geographical markets
People’s Republic of China	16,119,896	—	16,119,896
Other countries	90,571	52,781	143,352

Total revenue from contracts with customers	16,210,467	52,781	16,263,248

Timing of revenue recognition
At a point in time	16,166,390	—	16,166,390
Over time	44,077	52,781	96,858

Total revenue from contracts with customers	16,210,467	52,781	16,263,248

	31.12.2019
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	6,189,934	—	6,189,934
Medium-duty engines	5,583,982	—	5,583,982
Light-duty engines	2,429,248	—	2,429,248
Other products and services (i)	3,732,436	—	3,732,436
Revenue from hospitality operations	44,704	35,781	80,485

Total revenue from contracts with customers	17,980,304	35,781	18,016,085

Geographical markets
People’s Republic of China	17,913,615	—	17,913,615
Other countries	66,689	35,781	102,470

Total revenue from contracts with customers	17,980,304	35,781	18,016,085

Timing of revenue recognition
At a point in time	17,935,600	—	17,935,600
Over time	44,704	35,781	80,485

Total revenue from contracts with customers	17,980,304	35,781	18,016,085

	31.12.2020
Segments	Yuchai	HLGE	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Type of goods or services
Heavy-duty engines	6,725,312	—	6,725,312	1,039,252
Medium-duty engines	6,626,629	—	6,626,629	1,024,003
Light-duty engines	2,356,168	—	2,356,168	364,095
Other products and services (i)	4,809,921	—	4,809,921	743,269
Revenue from hospitality operations	39,630	23,510	63,140	9,757

Total revenue from contracts with customers	20,557,660	23,510	20,581,170	3,180,376

Geographical markets
People’s Republic of China	20,504,288	—	20,504,288	3,168,496
Other countries	53,372	23,510	76,882	11,880

Total revenue from contracts with customers	20,557,660	23,510	20,581,170	3,180,376

Timing of revenue recognition
At a point in time	20,518,030	—	20,518,030	3,170,619
Over time	39,630	23,510	63,140	9,757

Total revenue from contracts with customers	20,557,660	23,510	20,581,170	3,180,376

Note:

(i)	included sales of power generator sets, engine components, service -type maintenance services and others.

Summary of Change in Contract Balances
6 .2	Contract balances

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Trade receivables (Note 1 5 )	737,067	289,048	44,666
Capitalized contract cost	136,457	127,704	19,734
Contract liabilities (Note 2 4 )	436,622	935,462	144,556

Schedule of revenue recognized
(a)	Set out below is the amount of revenue recognized from:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Amounts include in contract liabilities	72,321	363,464	56,166

Schedule of contract cost capitalized
(b)	Capitalized contract costs

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Capitalized contract costs relating to service fee charges on development of technology know-how
At January 1	44,434	136,457	21,086
Addition	93,549	24,147	3,731
Reclassified to development costs	—	(21,519)	(3,325)
Released to consolidated statement of profit or loss	(1,526)	(11,381)	(1,758)

At December 31	136,457	127,704	19,734

Summary of Performance Obligations
6 .3	Performance obligations
The transaction price allocated to the remaining unsatisfied performance obligations as of 31 December are, as follows:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Within one year	127,326	112,454	17,377
More than one year	53,813	67,269	10,396
Total unfulfilled service-type maintenance service (Note 24)	181,139	179,723	27,773